Annual Operating Expenses - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Emerging Markets Discovery Fund - Fidelity Emerging Markets Discovery Fund
	Dec. 30, 2023
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.32%	[1]
Total annual operating expenses	1.14%

[1]	AAdjusted to reflect current fees.